Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), after tax	¥ 0	¥ 0
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments for gains and losses realized in net income, before tax			¥ 400
Reclassification adjustments for gains and losses realized in net income, tax			(122)
Reclassification adjustments for gains and losses realized in net income, after tax			278
Other comprehensive income (loss), before tax			400
Other comprehensive income (loss), tax			(122)
Other comprehensive income (loss), after tax	¥ 0	¥ 0	¥ 278